Average Annual Total Returns - First Trust Dow Jones Internet Index Fund	First Trust Dow Jones Internet Index Fund 1 Year	First Trust Dow Jones Internet Index Fund 5 Years	First Trust Dow Jones Internet Index Fund 10 Years	First Trust Dow Jones Internet Index Fund Since Inception	First Trust Dow Jones Internet Index Fund Inception Date	First Trust Dow Jones Internet Index Fund After tax on distributions 1 Year	First Trust Dow Jones Internet Index Fund After tax on distributions 5 Years	First Trust Dow Jones Internet Index Fund After tax on distributions 10 Years	First Trust Dow Jones Internet Index Fund After tax on distributions Since Inception	First Trust Dow Jones Internet Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust Dow Jones Internet Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust Dow Jones Internet Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust Dow Jones Internet Index Fund After tax on distributions and sale of fund shares Since Inception	Dow Jones Internet Composite Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Internet Composite Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Internet Composite Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	Dow Jones Internet Composite Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	52.65%	23.26%	20.02%	17.69%	Jun. 19, 2006	52.65%	23.26%	20.01%	17.67%	31.17%	19.20%	17.37%	15.72%	53.51%	23.95%	20.69%	18.33%	18.40%	15.22%	13.88%	10.20%	43.23%	27.39%	20.22%	16.04%